Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,887,306,653	$ 1,898,351,483
Less: Allowance for ECL	(53,648,800)	(34,262,639)
Loans and receivables	$ 1,833,657,853	$ 1,864,088,844
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 438,779,000	$ 339,228,709
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,448,527,653	$ 1,559,122,774
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,817,958,482	$ 1,847,396,326
Percentage of maximum exposure to credit risk	96.32%	97.32%
Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 413,994,061	$ 334,946,676
Percentage of credit quality of loans	94.35%	98.74%
Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,403,964,421	$ 1,512,449,650
Percentage of credit quality of loans	96.93%	97.00%
Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,674,299,494	$ 1,689,602,520
Percentage of maximum exposure to credit risk	88.70%	89.01%
Performing [member] | High grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 375,163,019	$ 309,384,325
Percentage of credit quality of loans	85.50%	91.20%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,299,136,475	$ 1,380,218,195
Percentage of credit quality of loans	89.69%	88.52%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 85,416,048	$ 84,076,102
Percentage of maximum exposure to credit risk	4.53%	4.43%
Performing [member] | Standard grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 20,526,800	$ 13,296,960
Percentage of credit quality of loans	4.68%	3.92%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 64,889,248	$ 70,779,142
Percentage of credit quality of loans	4.48%	4.54%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 18,304,242	$ 12,265,391
Percentage of credit quality of loans	4.17%	3.62%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 39,938,698	$ 61,452,313
Percentage of credit quality of loans	2.76%	3.94%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 49,354,783	$ 35,346,901
Percentage of maximum exposure to credit risk	2.62%	1.86%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 17,720,066
Percentage of credit quality of loans	4.04%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 31,634,717	$ 35,346,901
Percentage of credit quality of loans	2.18%	2.27%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Non-performing (Impaired) [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 19,993,388	$ 15,608,256
Percentage of maximum exposure to credit risk	1.06%	0.82%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,064,873	$ 4,282,033
Percentage of credit quality of loans	1.61%	1.26%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 12,928,515	$ 11,326,223
Percentage of credit quality of loans	0.89%	0.73%
Range PD	100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,778,192,063	$ 1,819,996,014
Percentage of maximum exposure to credit risk	94.22%	95.87%
Impairments Stage 1 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 406,896,843	$ 326,942,915
Percentage of maximum exposure to credit risk	92.73%	96.38%
Impairments Stage 1 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,371,295,220	$ 1,493,053,099
Percentage of maximum exposure to credit risk	94.67%	95.76%
Impairments Stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,768,631,793	$ 1,808,202,524
Impairments Stage 1 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	406,896,843	326,942,915
Impairments Stage 1 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,361,734,950	1,481,259,609
Impairments Stage 1 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,656,677,021	1,681,921,508
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	370,890,261	305,519,934
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,285,786,760	1,376,401,574
Impairments Stage 1 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	74,319,390	74,589,458
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,525,339	11,345,135
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,794,051	63,244,323
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15,481,243	10,077,846
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,154,139	41,613,712
Impairments Stage 1 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,560,270	11,793,490
Impairments Stage 1 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,560,270	11,793,490
Impairments Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 89,121,202	$ 62,747,213
Percentage of maximum exposure to credit risk	4.72%	3.31%
Impairments Stage 2 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 24,817,284	$ 8,003,761
Percentage of maximum exposure to credit risk	5.66%	2.36%
Impairments Stage 2 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 64,303,918	$ 54,743,452
Percentage of maximum exposure to credit risk	4.44%	3.51%
Impairments Stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 49,326,689	$ 39,193,802
Impairments Stage 2 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,097,218	8,003,761
Impairments Stage 2 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	42,229,471	31,190,041
Impairments Stage 2 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,622,473	7,681,012
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,272,758	3,864,391
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,349,715	3,816,621
Impairments Stage 2 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,096,658	9,486,644
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,461	1,951,825
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,095,197	7,534,819
Impairments Stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,822,999	2,187,545
Impairments Stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,784,559	19,838,601
Impairments Stage 2 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,794,513	23,553,411
Impairments Stage 2 [member] | Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,720,066
Impairments Stage 2 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,074,447	23,553,411
Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 19,993,388	$ 15,608,256
Percentage of maximum exposure to credit risk	1.06%	0.82%
Impairments Stage 3 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,064,873	$ 4,282,033
Percentage of maximum exposure to credit risk	1.61%	1.26%
Impairments Stage 3 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 12,928,515	$ 11,326,223
Percentage of maximum exposure to credit risk	0.89%	0.73%
Impairments Stage 3 [member] | Non-performing (Impaired) [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 15,608,256
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 19,993,388
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,064,873	4,282,033
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 12,928,515	$ 11,326,223